Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Expected taxation at PRC EIT statutory rate	$ 578,231	3,587,693	3,046,254	2,991,359
Effect of differing tax rates in different jurisdictions	109,058	676,663	312,938	138,931
Permanent differences - non-taxable income	(2,015)	(12,504)	(69,673)	(58,157)
Permanent differences - non-deductible expenses	19,864	123,245	168,735	58,201
Tax incentives relating to research and development expenditures	(86,759)	(538,305)	(318,652)	(154,977)
Effect of preferential tax rates inside the PRC	(305,771)	(1,897,184)	(2,152,806)	(1,489,331)
Effect of tax rate changes on deferred taxes	4,536	28,146	21,573	0
Over-accrued EIT for previous years	(24,679)	(153,121)	(32,982)	(15,084)
Withholding tax on PRC subsidiaries' undistributed earnings	0	0	560,243	0
Addition to valuation allowance	67,134	416,539	293,300	103,217
Taxation for the year	$ 359,599	2,231,172	1,828,930	1,574,159
Effective tax rate	15.41%	15.41%	15.01%	13.16%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	$ 8.64	53.61	61.53	42.63